Right-of-use assets and leases liabilities - Right of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Right-of-use assets, beginning of period	$ 26,791,544	$ 25,430,956
Additions to right-of-use assets	6,344,937	7,109,483
Additions through business combination	2,366,868
Exercise of buy-out options into property, plant and equipment	(512,588)	(353,200)
Depreciation on right-of-use assets	(5,471,055)	(5,395,695)
Right-of-use assets, end of period	29,519,706	26,791,544
TMS devices
Right-of-use assets
Right-of-use assets, beginning of period	10,931,943	10,726,251
Additions to right-of-use assets	3,842,354	3,063,980
Additions through business combination	1,765,732
Exercise of buy-out options into property, plant and equipment	(512,588)	(353,200)
Depreciation on right-of-use assets	(2,286,149)	(2,505,088)
Right-of-use assets, end of period	13,741,292	10,931,943
Center locations
Right-of-use assets
Right-of-use assets, beginning of period	15,859,601	14,704,705
Additions to right-of-use assets	2,502,583	4,045,503
Additions through business combination	601,136
Depreciation on right-of-use assets	(3,184,906)	(2,890,607)
Right-of-use assets, end of period	$ 15,778,414	$ 15,859,601